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November 21, 2005



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD CHESTER FUNDS (THE "TRUST")
     FILE NO.  2-92948
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Commissioners:

Enclosed is the 33rd Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard Chester Funds (the "Trust"). The purposes of this Amendment are to: (1) amend the Frequent Trader Policy Disclosure for the Vanguard PRIMECAP Fund and the Vanguard Target Retirement Funds, and (2) to effect a number of non-material editorial changes.

  Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on January 27, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective.

  Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Lisa Matson
Associate Counsel

cc: Christian Sandoe, Esquire
    U.S. Securities & Exchange Commission